October 23, 2023
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-4
Nationwide Variable Account - 5
Nationwide Personal Income Annuity	333-267078
Nationwide Variable Account – 15
Nationwide Advisory Retirement Income Annuity	333-227783
Nationwide Advisory Retirement Income Annuity – New York	333-227780
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)
the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at (614) 249-4784 with any questions regarding this filing.
Sincerely yours,
Nationwide Life Insurance Company
/s/ Rajaa Qadri
Rajaa Qadri
Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies